Summary of Significant Accounting Policies - Changes in Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance at beginning of period	$ 2,616,100	$ (729,761)	$ 0	$ (729,761)	$ (519,643)
Other comprehensive gain (loss) before reclassification	(27,708)			(58,251)	141,341
Amount reclassified from accumulated other comprehensive income (loss)	0			0	0
Other comprehensive income (loss)	(27,708)	33,353	(66,047)	(58,251)	141,341
Balance at end of period	2,606,377	(825,784)	(519,643)	2,616,100	(729,761)
Foreign Currency Translation Adjustments
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance at beginning of period	17,043	75,294		75,294	(66,047)
Other comprehensive gain (loss) before reclassification	(27,708)			(58,251)	141,341
Amount reclassified from accumulated other comprehensive income (loss)	0			0	0
Other comprehensive income (loss)	(27,708)			(58,251)	141,341
Balance at end of period	(10,665)		(66,047)	17,043	75,294
Accumulated Other Comprehensive Income (Loss)
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance at beginning of period	17,043	75,294	0	75,294	(66,047)
Balance at end of period	$ (10,665)	$ 108,647	$ (66,047)	$ 17,043	$ 75,294